Label	Element	Value
Invesco High Yield Bond Factor ETF | Invesco High Yield Bond Factor ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco High Yield Bond Factor ETF
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 19, 2025 TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2025, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco High Yield Bond Factor ETF (IHYF)

(the “Fund”)

At a meeting held on December 17, 2025, the Board of Trustees of Invesco Actively Managed Exchange-Traded Fund Trust approved a change to the Fund’s name. In connection with this change, the Fund’s ticker symbol will also change. These changes will be effective on or about February 23, 2026 (the “Effective Date”). Also, on or about the Effective Date, two additional portfolio managers will begin managing the Fund.

Therefore, on the Effective Date, the Fund’s Prospectuses and SAI will be revised as follows:

1.)	Name and Ticker Change. The Fund’s name will change to “Invesco High Yield Systematic Bond ETF,” and its ticker symbol will change to “GTOQ.” All references to the Fund’s name and ticker symbol in the Prospectuses and SAI are updated accordingly.